THE REPUBLIC FUNDS


                              Republic Equity Fund

                       Supplement dated September 27, 1996
                      to the Prospectus dated May 22, 1996


Effective   October  1,  1996,   BISYS  Fund  Services  will  begin  serving  as
Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

In addition, the Trust has changed the telephone number for shareholder services
to  (888)  525-5757.   Shareholders  should  continue  to  direct  mail  to  the
address(es) referenced in their Fund's Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE


REF-9/96

                               THE REPUBLIC FUNDS


                              Republic Equity Fund

                                  Adviser Class

                       Supplement dated September 27, 1996
                      to the Prospectus dated May 22, 1996


Effective   October  1,  1996,   BISYS  Fund  Services  will  begin  serving  as
Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE


EFA-9/96

                               THE REPUBLIC FUNDS


                               Republic Bond Fund
                          Republic Overseas Equity Fund


                       Supplement dated September 27, 1996
                     to the Prospectus dated August 1, 1996


Effective   October  1,  1996,   BISYS  Fund  Services  will  begin  serving  as
Administrator, Distributor and Sponsor for the Trust on substantially the same terms as Signature Broker-Dealer Services Inc.

In addition, the Trust has changed the telephone number for shareholder services
to  (888)  525-5757.   Shareholders  should  continue  to  direct  mail  to  the
address(es) referenced in their Fund's Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE


RET2-9/96